CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended			99 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Cash flows from operating activities:
Net loss	$ (4,268)	$ (2,119)	$ (675)	$ (16,889)
Adjustments to reconcile net loss to net cash used in operating activities:
Share based compensation and issuance of shares granted to service provider	514	140	0	1,528
Depreciation	2	0	0	11
Changes in values of deferred shares and liability related to stock options and warrants	(418)	(120)	(95)	278
Decrease (increase) in accounts receivable and prepaid expenses	7	4	(14)	(14)
Increase in trade payables	627	612	237	2,006
Increase in other accounts payable	394	475	181	1,324
Accrued interest expenses and issuance costs	1,008	0	0	1,008
Net cash used in operating activities	(2,134)	(1,008)	(366)	(10,748)
Cash flows from investing activities:
Purchase of property and equipment	0	0	0	(9)
Net cash used in investing activities	0	0	0	(9)
Cash flows from financing activities:
Proceeds from issuance of shares and warrants, net	2,224	930	312	10,718
Proceeds from issuance of convertible notes and warrants, net	890	0	0	890
Receipts on account of shares	118	75	60	253
Net cash provided by financing activities	3,232	1,005	372	11,861
Increase (decrease) in cash and cash equivalents	1,098	(3)	6	1,104
Cash and cash equivalents at the beginning of the period	6	9	3	0
Cash and cash equivalents at the end of the period	1,104	6	9	1,104
Supplemental disclosure of non-cash investing and financing activities:
Expiration of deferred shares	128	420	0	548
Director fee waiver	0	73	0	73
Classification of warrants from liability to equity as a result of modification	35	0	0	35
Classification of warrants from liability to equity as a result of expiration of most favored nation terms	141	0	0	141
Purchase of property and equipment	4	0	0	4
Conversion of trade payables into warrants	$ 309	$ 0	$ 0	$ 309